Real Estate Investment Assets (Tables)	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Schedule of Roll Forward of Real Estate Investment Assets

The following table is a roll forward of real estate investment assets:

	December 31, 2024	December 31, 2023

Beginning balance	$435	$660
Additions from 339 acquisition	11,330	–
Gain on sale of real estate investments	–	10
Investments in real estate assets	330	–
Proceeds from the sale of real estate investments	(2,998)	(2,131)
Additions for construction/development	4,432	1,896
Ending balance	$13,529	$435

Schedule of Capitalized Interest for Real Estate Investment Assets	The following table is capitalized interest for real estate investment assets:
	December 31, 2024	December 31, 2023

Capitalized interest	$1,143	$11
Cost of funds	11.48%	11.28%